FINANCIAL RISK MANAGEMENT - Capital Structure (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Non-recourse borrowings in subsidiaries of the company	$ 8,490	$ 8,823
Cash and cash equivalents	(1,008)	(772)	$ (736)	$ (894)
Net debt	7,482	8,051
Total equity	2,635	4,760	$ 4,071	$ 1,136
Total capital	$ 10,117	$ 12,811
Net debt-to-capital ratio	74.00%	63.00%